Income Taxes (Tables)	3 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate

The Company’s effective tax rate differed from the federal statutory income tax rate for the three months ended September 30, 2019 and 2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of September 30, 2019 and June 30, 2019, are summarized as follows:

	September 30, 2019	June 30, 2019
Federal
Deferred tax assets	$ 3,389,500	$ 2,980,100
Less valuation allowance	(3,389,500)	(2,980,100)
Deferred tax liabilities	-	-
	-	-
State
Deferred tax assets	985,300	(866,300)
Less valuation allowance	(985,300)	866,300
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

Schedule of Significant Components of Deferred Tax Assets

The significant components of deferred tax assets as of September 30, 2019 and June 30, 2019, are as follows:

	September 30, 2019	June 30, 2019

Net operating loss carryforwards	$ 4,336,000	$ 3,826,100
Valuation allowance	(4,374,800)	(3,846,400)
Property and equipment	(15,400)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	26,800	-
Warranty accrual	22,000	22,000

Net Deferred Tax Assets	$ -	$ -